Convertible Series A Preferred Stock and Warrant Offering (Details Narrative) (10-K) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 14, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 11, 2019
Warrant to purchase of common stock			108,196
Number of shares issued, shares			598,286
Series A Preferred Stock [Member]
Number of shares issued, shares	5,030
Series A Convertible Preferred Stock [Member]
Conversion of stock, number of shares issued		1,150	634
Preferred stock, shares outstanding		3,246	4,396	0
Series A Preferred Stock and Warrants [Member]
Proceeds from issuance of preferred shares and warrants	$ 4,688,000
Direct costs of issuance	$ 342,000
At-the-market agreement terms, description	We are also prohibited, until the date that the Preferred Purchasers no longer collectively hold at least 20% of the then-outstanding shares of Series A Preferred Stock issued pursuant to the SPA, from entering into an agreement to effect any issuance by us of Common Stock or Common Stock equivalents involving certain variable rate transactions. We also cannot enter into agreements related to "at-the-market" transactions for a period of 12 months. At the later of (i) the date that the August Warrants are fully exercised, and (ii) 12 months from the date of the SPA, we cannot draw down on any existing or future agreement with respect to "at-the-market" transactions if the sale of the shares in such transactions has a per share purchase price that is less than $3.76 (two times the exercise price of the Warrants
Preferred stock conversion, description	Each share of Series A Preferred Stock is convertible, at any time and from time to time from and after the issuance date, at the holder's option in to that number of shares of Common Stock equal to the stated value per share (or $1,000) divided by the conversion price (initially, $1.55); thus, initially, each share of Series A Preferred Stock is convertible into approximately 645 shares of Common Stock. In certain circumstances, the Series A Preferred Stock is mandatorily convertible into shares of Common Stock after the Company obtains stockholder approval to issue a number of shares of Common Stock in excess of 19.99% and the closing price of the Common Stock is 100% greater than the then-base conversion price on each trading day for any 20 trading days during a consecutive 30-trading-day period.
Warrant [Member]
Direct costs of issuance	$ 1,485,000
Derivative liability	6,173,000
Reduction to additional paid in capital	$ 4,688,000
Common Stock [Member]
Warrant to purchase of common stock		416,119			163,739
Number of shares issued, shares		3,392,833		1,163,938
Warrant exercise price					$ 3.76
Conversion of stock, number of shares issued		741,933	409,032
Securities Purchase Agreement [Member]
Warrant to purchase of common stock	3,870,000
Warrant exercise price	$ 1.88
Securities Purchase Agreement [Member] | Maximum [Member]
Number of share warrants granted to issue	3,245,162
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Number of shares agreed to be issued	6,000
Securities Purchase Agreement [Member] | Series A Preferred Stock and Warrants [Member]
At-the-market agreement terms, description	We are also prohibited, until the date that the Preferred Purchasers no longer collectively hold at least 20% of the then-outstanding shares of Series A Preferred Stock issued pursuant to the SPA, from entering into an agreement to effect any issuance by us of Common Stock or Common Stock equivalents involving certain variable rate transactions. We also cannot enter into agreements related to "at-the-market" transactions for a period of 12 months. At the later of (i) the date that the August Warrants are fully exercised, and (ii) 12 months from the date of the SPA, we cannot draw down on any existing or future agreement with respect to "at-the-market" transactions if the sale of the shares in such transactions has a per share purchase price that is less than $3.76 (two times the exercise price of the Warrants).
Preferred stock conversion, description	Each share of Series A Preferred Stock is convertible, at any time and from time to time from and after the issuance date, at the holder's option in to that number of shares of Common Stock equal to the stated value per share (or $1,000) divided by the conversion price (initially, $1.55); thus, initially, each share of Series A Preferred Stock is convertible into approximately 645 shares of Common Stock. In certain circumstances, the Series A Preferred Stock is mandatorily convertible into shares of Common Stock after the Company obtains stockholder approval to issue a number of shares of Common Stock in excess of 19.99% and the closing price of the Common Stock is 100% greater than the then-base conversion price on each trading day for any 20 trading days during a consecutive 30-trading-day period. The holders of Series A Preferred Stock cannot convert the Series A Preferred Stock if, after giving effect to the conversion, the number of shares of our Common Stock beneficially held by the holder (together with such holder's affiliates) would be in excess of 4.99% (or, upon election by a holder prior to the issuance of any shares, 9.99% of the number of shares of Common Stock issued and outstanding immediately after giving effect to the issuance of any shares of Common Stock issuance upon conversion of the Series A Preferred Stock held by the holder). The conversion price of the Series A Preferred Stock is subject to certain customary adjustments, including upon certain subsequent equity sales and rights offerings.
Conversion price per share	$ 1.55
Shareholders' approval percentage for mandatory conversion	19.99%
Number of common stock to be issued causing ineligibility to issue common stock	4,459,725